October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Value Active ETF | BLCV | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.4%
Boeing Co. (The)(a)	565	$84,360
L3Harris Technologies Inc.	1,043	258,111
RTX Corp.	1,494	180,759
		523,230
Automobile Components — 1.3%
Aptiv PLC(a)	2,133	121,218
Automobiles — 1.8%
General Motors Co.	3,360	170,554
Banks — 9.8%
Citigroup Inc.	5,193	333,235
First Citizens BancShares Inc./NC, Class A	121	234,419
Wells Fargo & Co.	5,748	373,160
		940,814
Beverages — 2.4%
Constellation Brands Inc., Class A	502	116,635
Keurig Dr Pepper Inc.	3,336	109,921
		226,556
Broadline Retail — 2.0%
Amazon.com Inc.(a)	1,041	194,042
Building Products — 1.8%
Johnson Controls International PLC	2,275	171,876
Capital Markets — 2.3%
Intercontinental Exchange Inc.	1,428	222,582
Chemicals — 4.0%
Air Products and Chemicals Inc.	422	131,044
International Flavors & Fragrances Inc.	1,133	112,654
PPG Industries Inc.	1,112	138,455
		382,153
Communications Equipment — 2.4%
Cisco Systems Inc.	4,192	229,596
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	774	61,951
Dollar Tree Inc.(a)	1,385	89,526
		151,477
Containers & Packaging — 0.9%
Sealed Air Corp.	2,332	84,372
Diversified Telecommunication Services — 1.4%
Verizon Communications Inc.	3,318	139,787
Electric Utilities — 1.7%
Exelon Corp.	4,142	162,781
Entertainment — 2.0%
Electronic Arts Inc.	1,281	193,239
Financial Services — 4.4%
Fidelity National Information Services Inc.	2,459	220,646
Visa Inc., Class A	358	103,767
Voya Financial Inc.	1,191	95,637
		420,050
Food Products — 1.7%
Kraft Heinz Co. (The)	4,958	165,895
Health Care Equipment & Supplies — 4.7%
Baxter International Inc.	6,115	218,306
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	2,618	$233,656
		451,962
Health Care Providers & Services — 10.3%
Cardinal Health Inc.	2,545	276,183
Cigna Group (The)	576	181,331
CVS Health Corp.	4,121	232,672
Elevance Health Inc.	266	107,932
Labcorp Holdings Inc.	840	191,747
		989,865
Insurance — 3.7%
American International Group Inc.	1,857	140,909
Fidelity National Financial Inc.	1,723	103,673
Willis Towers Watson PLC	372	112,415
		356,997
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	2,305	171,930
Life Sciences Tools & Services — 0.5%
Fortrea Holdings Inc.(a)	2,880	48,442
Machinery — 1.8%
Westinghouse Air Brake Technologies Corp.	902	169,558
Media — 2.6%
Comcast Corp., Class A	5,658	247,085
Multi-Utilities — 3.2%
Dominion Energy Inc.	2,539	151,146
Sempra Energy	1,910	159,237
		310,383
Oil, Gas & Consumable Fuels — 6.1%
Enterprise Products Partners LP	6,446	184,742
Hess Corp.	1,138	153,038
Kosmos Energy Ltd.(a)	34,173	128,491
Suncor Energy Inc.	3,221	121,657
		587,928
Pharmaceuticals — 1.0%
Eli Lilly & Co.	121	100,399
Professional Services — 6.9%
Dun & Bradstreet Holdings Inc.	15,907	189,134
Leidos Holdings Inc.	1,234	226,019
SS&C Technologies Holdings Inc.	3,592	251,189
		666,342
Software — 2.2%
Microsoft Corp.	518	210,489
Specialized REITs — 1.6%
Crown Castle Inc.	1,467	157,688
Technology Hardware, Storage & Peripherals — 3.7%
HP Inc.	6,173	219,265
Western Digital Corp.(a)	2,108	137,674
		356,939
Textiles, Apparel & Luxury Goods — 1.0%
Tapestry Inc.	2,047	97,130
Tobacco — 1.0%
British American Tobacco PLC, ADR, NVS	2,635	92,172
Total Long-Term Investments — 99.0% (Cost: $8,630,449)		9,515,531

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	80,000	$80,000
Total Short-Term Securities — 0.9% (Cost: $80,000)		80,000
Total Investments — 99.9% (Cost: $8,710,449)		9,595,531
Other Assets Less Liabilities — 0.1%		13,984
Net Assets — 100.0%		$9,609,515

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$11 (b)	$—	$(11)	$—	$—	—	$31 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	70,000 (b)	—	—	—	80,000	80,000	747	—
				$(11)	$—	$80,000		$778	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,515,531	$—	$—	$9,515,531

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Large Cap Value Active ETF
(Formerly BlackRock Large Cap Value ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$80,000	$—	$—	$80,000
	$9,595,531	$—	$—	$9,595,531

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares